OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Deferred revenues	$ 444	$ 305
Deferred tax liability	170	170
Long- term operating lease liabilities	118	108
Other long-term liabilities	$ 732	$ 583